FINANCIAL INSTRUMENTS - FAIR VALUE AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS - FAIR VALUE AND RISK MANAGEMENT [Text Block]

19. FINANCIAL INSTRUMENTS - FAIR VALUE AND RISK MANAGEMENT

A. Accounting classifications and fair values

	For the Year Ended December 31, 2020
	Carrying Amount			Fair Value
	Financial Assets Not Measured at FV	Other Financial Liabilities	Total	Level 1	Total
Financial Assets Measured at Fair Value (FV)
Short Term Investments	-	-	-	-	-
Total Financial Assets Measured at Fair Value (FV)	-	-	-	-	-
Financial Assets Not Measured at Fair Value (FV)
Cash	21,226	-	21,226	21,226	21,226
Restricted Cash	47	-	47	47	47
Trade Receivables	117	-	117	117	117
Other Receivables	221	-	221	221	221
Total Financial Assets Not Measured at Fair Value (FV)	21,611	-	21,611	21,611	21,661
Financial Liabilities Not Measured at Fair Value (FV)
Accounts Payable	-	815	815	815	815
Other Payables	-	64	64	64	64
Total Financial Liabilities Not Measured at Fair Value (FV)	-	879	879	879	879
	For the Year Ended December 31, 2021
	Carrying Amount			Fair Value
	Financial Assets Not Measured at FV	Other Financial Liabilities	Total	Level 1	Total
Financial Assets Measured at Fair Value (FV)
Short Term Investments	-	-	-	8,811	8,811
Total Financial Assets Measured at Fair Value (FV)	-	-	-	8,811	8,811
Financial Assets Not Measured at Fair Value (FV)
Cash	29,082	-	29,082	29,082	29,082
Restricted Cash	47	-	47	47	47
Trade Receivables	254	-	254	254	254
Other Receivables	23	-	23	23	23
Total Financial Assets Not Measured at Fair Value (FV)	29,406	-	29,406	29,406	29,406
Financial Liabilities Not Measured at Fair Value (FV)
Accounts Payable	-	6,604	6,604	6,604	6,604
Other Payables	-	3,351	3,351	3,351	3,351
Total Financial Liabilities Not Measured at Fair Value (FV)	-	9,955	9,955	9,955	9,955

B. Transfers between levels

During the year ended December 31, 2021 and 2020, there have been no transfers between Level 1, Level 2 and Level 3.

C. Financial risk management

The Company has exposure to the following risks arising from financial instruments:

- credit risk (see (ii));

- liquidity risk (see (iii));

- market risk (see (iv)); and

- investment risk (see (v)).

i. Risk management framework

The Company's activity exposes it to a variety of financial risks, including credit risk, liquidity risk, market risk and investment risk. These financial risks are managed by the Company under policies approved by the Board of Directors. The principal financial risks are actively managed by the Company's finance department, within the policies and guidelines.

On an ongoing basis, the finance department actively monitors the market conditions, with a view of minimizing exposure of the Company to changing market factors, while at the same time limiting the funding costs of the Company.

The Company's audit committee oversees how management monitors compliance with the Company's risk management policies and procedures and reviews the adequacy of the risk management framework in relation to the risks faced by the Company.

ii. Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Company's receivables from customers. The receivables are processed through an intermediary trustee, as part of the structure of every deal, which ensures collection on the close of a successful transaction. In order to mitigate the residual risk, the Company contracts exclusively with reputable and credit-worthy partners.

The carrying amount of financial assets and contract assets represents the maximum credit exposure.

Trade receivables and contract assets

The Company's exposure to credit risk is influenced mainly by the individual characteristics of each customer. However, management also considers other factors may influence the credit risk of the customer base, including the default risk associated with the industry and the country in which the customers operate.

The Company does not require collateral in respect to trade and other receivables. The Company does not have trade receivable and contract assets for which no loss allowance is recognized because of collateral.

As at December 31, 2021, the exposure to credit risk for trade receivables and contract asset by geographic region was as follows:

	December 31, 2021	December 31, 2020
US	230	117
Other Regions	24	-
Trade Receivables	254	117

The Company uses an allowance matrix to measure the ECLs of trade receivables from individual customers, which comprise a very large number of small balances.

iii. Liquidity risk

Loss rates are calculated using a 'roll rate' method based on the probability of a receivable progressing through successive stages of delinquency to write-off. Roll rates are calculated separately for exposures in different CGUs based on the following common credit risk characteristics - geographic region, credit information about the customer and the type of home purchased.

Loss rates are based on actual credit loss experience. These rates are multiplied by scalar factors to reflect differences between economic conditions during the period over which the historical data has been collected, compared to current conditions of the Company's view of economic conditions over the expected lives of the receivables.

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company's approach to maintaining liquidity is to ensure, as far as possible, that it will have sufficient cash and cash equivalents and other liquid assets to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company's reputation.

iv. Market risk

Market risk is the risk that changes in market prices - e.g. foreign exchange rates, interest rates and equity prices - will affect the Company's income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

Currency risk

The Company is exposed to transactional foreign currency risk to the extent there is a mismatch between currencies in which purchases and receivables are denominated and the respective functional currencies of the Company. The currencies in which transactions are primarily denominated are US dollars, Israeli shekel and Canadian dollar.

Sensitivity analysis

A reasonably possible strengthening (weakening) of the US dollar (USD), Israeli shekel (ILS), or Canadian Dollar (CAD) against all other currencies in which the Company operates as of December 31, 2021 and December 31, 2020 would have affected the measurement of financial instruments denominated in a foreign currency and affected equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant and ignores any impact of forecast sales and purchases.

	Average Rate		Period-end Spot Rate
	Strengthening	Weakening	Strengthening	Weakening
Balance at, December 31, 2021
CAD (-5% movement)	43	(43)	4	(4)
ILS (-5% movement)	39	(39)	54	(54)
Balance at, December 31, 2020
CAD (-5% movement)	-	-	-	-
ILS (-5% movement)	209	(209)	199	(199)

Foreign Currency Risk Management

The Group undertakes transactions denominated in foreign currencies; consequently, exposures to exchange rate fluctuations arise. Exchange rate exposures are managed within approved policy parameters utilizing forward foreign exchange contracts.

The carrying amounts of the Group's foreign currency denominated monetary assets and monetary liabilities at the reporting date are as follows:

	Liabilities		Assets
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
CAD	(1,331)	(54)	3,291	300
ILS	(1,420)	(103)	191	863
Total Exposure	(2,751)	(157)	3,482	1,163

v. Investment risk

The Company invested funds from the PIPE transaction into a managed investment portfolio, exposing it to risk of losses based on market fluctuations. Securities are purchased on behalf of the Company and are actively managed through multiple investment accounts. Funds apportioned for investment are allocated accordingly to the investment guidelines set forth by Management. Investments are made in U.S. currency.

The Company follows a conservative investment approach with limited risk for investment activities and has allocated the funds in Level 1 assets to reduce market risk exposure.

Information about the Company's investment activity is included in Note 14.